Gain on Settlement of Obligations (Details) (USD $)	9 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2009 Purchase Commitments tonne	Mar. 16, 2011 Purchase Commitments Inalco tonne Mg	Mar. 31, 2011 Purchase Commitments Inalco	Dec. 31, 2011 Purchase Commitments Inalco
Purchase Commitments
Number of units of D-tagatose agreed to be purchased by the entity (in metric tons)			25	8.5
Gain on settlement of obligations	$ 845,000	$ 845,000		$ 600,000	$ 600,000	$ 600,000